CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH:
Cash and cash equivalents, beginning of period	$ 27,316	$ 28,339	$ 34,091
Restricted cash, beginning of period	882	477	398
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	28,198	28,816	34,489
Cash and cash equivalents, end of period	168,336	27,316	28,339
Restricted cash, end of period	330	882	477
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	168,666	28,198	28,816
SUPPLEMENTAL INFORMATION:
Interest paid	8,763	8,860	6,020
Income taxes paid	50,224	51,578	56,663
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 6,229	$ 5,837	$ 5,116